Segment Information	12 Months Ended
Dec. 31, 2013
Segment Information
20.	Segment Information

Canon operates its business in three segments: the Office Business Unit, the Imaging System Business Unit, and the Industry and Others Business Unit, which are based on the organizational structure and information reviewed by Canon’s management to evaluate results and allocate resources.

The primary products included in each segment are as follows:

Office Business Unit:	Office multifunction devices (MFDs) / Laser multifunction printers (MFPs) / Laser printers / Digital production printing systems / High speed continuous feed printers / Wide-format printers / Document solutions

Imaging System Business Unit:	Interchangeable lens digital cameras / Digital compact cameras / Digital camcorders / Digital cinema cameras / Interchangeable lenses / Inkjet printers / Large-format inkjet printers / Commercial photo printers / Image scanners / Multimedia projectors / Broadcast equipment / Calculators

Industry and Others Business Unit:	Semiconductor lithography equipment / Flat panel display (FPD) lithography equipment / Digital radiography systems / Ophthalmic equipment / Vacuum thin-film deposition equipment / Organic LED (OLED) panel manufacturing equipment / Die bonders / Micromotors /Network cameras / Handy terminals / Document scanners

The accounting policies of the segments are substantially the same as those described in the significant accounting policies in Note 1. Canon evaluates performance of, and allocates resources to, each segment based on operating profit.

Information about operating results and assets for each segment as of and for the years ended December 31, 2013, 2012 and 2011 is as follows:

	Office	Imaging System	Industry and Others	Corporate and eliminations	Consolidated
	(Millions of yen)
2013:
Net sales:
External customers	¥1,993,898	¥1,448,186	¥289,296	¥—	¥3,731,380
Intersegment	6,175	752	85,574	(92,501)	—

Total	2,000,073	1,448,938	374,870	(92,501)	3,731,380
Operating cost and expenses	1,733,165	1,245,144	400,201	15,593	3,394,103

Operating profit(loss)	¥266,908	¥203,794	¥(25,331)	¥(108,094)	¥337,277

Total assets	¥954,803	¥584,856	¥328,202	¥2,374,849	¥4,242,710
Depreciation and amortization	88,344	56,564	37,072	93,193	275,173
Capital expenditures	54,644	44,112	27,040	101,682	227,478

2012:
Net sales:
External customers	¥1,751,960	¥1,404,394	¥323,434	¥—	¥3,479,788
Intersegment	5,615	1,577	84,406	(91,598)	—

Total	1,757,575	1,405,971	407,840	(91,598)	3,479,788
Operating cost and expenses	1,553,997	1,195,653	401,930	4,352	3,155,932

Operating profit	¥203,578	¥210,318	¥5,910	¥(95,950)	¥323,856

Total assets	¥927,543	¥614,328	¥337,899	¥2,075,733	¥3,955,503
Depreciation and amortization	77,660	53,664	34,264	92,545	258,133
Capital expenditures	58,402	58,142	44,086	146,031	306,661

2011:
Net sales:
External customers	¥1,912,112	¥1,311,023	¥334,298	¥—	¥3,557,433
Intersegment	5,831	1,021	86,565	(93,417)	—

Total	1,917,943	1,312,044	420,863	(93,417)	3,557,433
Operating cost and expenses	1,658,678	1,100,750	396,563	23,371	3,179,362

Operating profit	¥259,265	¥211,294	¥24,300	¥(116,788)	¥378,071

Total assets	¥907,433	¥452,809	¥362,638	¥2,207,847	¥3,930,727
Depreciation and amortization	93,196	45,609	29,685	92,853	261,343
Capital expenditures	53,888	48,192	37,648	122,753	262,481

Intersegment sales are recorded at the same prices used in transactions with third parties. Expenses not directly associated with specific segments are allocated based on the most reasonable measures applicable. Corporate expenses include certain corporate research and development expenses. Segment assets are based on those directly associated with each segment. Corporate assets primarily consist of cash and cash equivalents, investments, deferred tax assets, goodwill and corporate properties. Capital expenditures represent the additions to property, plant and equipment and intangible assets measured on an accrual basis. In 2013, based on the realignment of Canon’s internal reporting structure, certain financial assets have been transferred from Corporate to the Office Business Unit. Corresponding amounts of total assets as of December 31, 2012 and 2011 have been reclassified to conform with the current year presentation.

Information about product sales to external customers by business unit for the years ended December 31, 2013, 2012 and 2011 is as follows:

	Years ended December 31
	2013	2012	2011
	(Millions of yen)
Office
Monochrome copiers	¥312,973	¥274,021	¥276,225
Color copiers	381,848	324,851	322,321
Printers	841,436	766,382	902,756
Others	457,641	386,706	410,810

Total	1,993,898	1,751,960	1,912,112
Imaging System
Cameras	973,517	990,549	928,047
Inkjet printers	363,070	312,429	315,526
Others	111,599	101,416	67,450

Total	1,448,186	1,404,394	1,311,023
Industry and Others
Lithography equipment	62,116	62,892	81,556
Others	227,180	260,542	252,742

Total	289,296	323,434	334,298

Consolidated	¥3,731,380	¥3,479,788	¥3,557,433

Information by major geographic area as of and for the years ended December 31, 2013, 2012 and 2011 is as follows:

	2013	2012	2011
	(Millions of yen)
Net sales:
Japan	¥715,863	¥720,286	¥694,450
Americas	1,059,501	939,873	961,955
Europe	1,124,929	1,014,038	1,113,065
Asia and Oceania	831,087	805,591	787,963

Total	¥3,731,380	¥3,479,788	¥3,557,433

Long-lived assets:
Japan	¥984,231	¥1,032,598	¥1,070,412
Americas	131,660	112,163	85,824
Europe	111,609	91,904	83,296
Asia and Oceania	196,305	159,435	89,334

Total	¥1,423,805	¥1,396,100	¥1,328,866

Net sales are attributed to areas based on the location where the product is shipped to the customers. Other than in Japan and the United States, Canon does not conduct business in any individual country in which its sales in that country exceed 10% of consolidated net sales. Net sales in the United States were ¥960,213 million, ¥763,870 million and ¥779,652 million for the years ended December 31, 2013, 2012 and 2011, respectively.

Long-lived assets represent property, plant and equipment and intangible assets for each geographic area.

The following information is based on the location of the Company and its subsidiaries as of and for the years ended December 31, 2013, 2012 and 2011. In addition to the disclosure requirements under U.S. GAAP, Canon discloses this information in order to provide financial statements users with useful information.

	Japan	Americas	Europe	Asia and Oceania	Corporate and eliminations	Consolidated
	(Millions of yen)
2013:
Net sales:
External customers	¥797,501	¥1,056,096	¥1,124,603	¥753,180	¥—	¥3,731,380
Intersegment	1,855,181	11,774	53,281	881,765	(2,802,001)	—

Total	2,652,682	1,067,870	1,177,884	1,634,945	(2,802,001)	3,731,380
Operating cost and expenses	2,326,351	1,043,487	1,171,357	1,574,125	(2,721,217)	3,394,103

Operating profit	¥326,331	¥24,383	¥6,527	¥60,820	¥(80,784)	¥337,277

Total assets	¥1,152,398	¥447,039	¥496,549	¥631,827	¥1,514,897	¥4,242,710

2012:
Net sales:
External customers	¥834,406	¥932,987	¥1,010,922	¥701,473	¥—	¥3,479,788
Intersegment	1,829,834	23,767	5,650	781,836	(2,641,087)	—

Total	2,664,240	956,754	1,016,572	1,483,309	(2,641,087)	3,479,788
Operating cost and expenses	2,336,536	937,111	972,585	1,437,527	(2,527,827)	3,155,932

Operating profit	¥327,704	¥19,643	¥43,987	¥45,782	¥(113,260)	¥323,856

Total assets	¥1,206,702	¥339,918	¥457,592	¥548,583	¥1,402,708	¥3,955,503

2011:
Net sales:
External customers	¥807,883	¥952,833	¥1,109,256	¥687,461	¥—	¥3,557,433
Intersegment	1,873,157	16,217	4,681	744,179	(2,638,234)	—

Total	2,681,040	969,050	1,113,937	1,431,640	(2,638,234)	3,557,433
Operating cost and expenses	2,273,336	948,593	1,069,489	1,388,580	(2,500,636)	3,179,362

Operating profit	¥407,704	¥20,457	¥44,448	¥43,060	¥(137,598)	¥378,071

Total assets	¥1,236,468	¥250,131	¥427,030	¥442,263	¥1,574,835	¥3,930,727